INCOME TAX (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income tax expense (benefit) [Abstract]
Current expense (benefit)					$ 362	$ 200	$ (359)
Deferred expense					9,756	9,128	7,672
Valuation allowance - change in estimate					17	35	(118)
Income tax expense	$ 3,159	$ 2,979	$ 8,443	$ 7,547	$ 10,135	9,363	7,195
Statutory federal income tax rate					35.00%
Reconciliation of income tax benefit [Abstract]
Statutory rate applied to income before income tax					$ 11,515	10,283	8,826
Tax-exempt income					(534)	(434)	(522)
Bank owned life insurance					(477)	(449)	(480)
Share-based compensation					(348)	0	0
Unrecognized tax benefit					(155)	(135)	(595)
Non-deductible meals, entertainment and memberships					46	43	53
Net change in valuation allowance					17	35	(118)
Other, net					71	20	31
Income tax expense	3,159	$ 2,979	8,443	7,547	10,135	9,363	7,195
Deferred tax assets [Abstract]
Loss carryforwards					17,131	25,516
Allowance for loan losses					7,104	7,901
Alternative minimum tax credit carry forward					4,064	3,427
Property and equipment					3,143	3,369
Unrealized loss on securities available for sale					1,782	128
Purchase premiums, net					1,460	1,755
Share based payments					1,011	786
Litigation settlement					805	0
Vehicle service contract counterparty contingency reserve					500	21
Unrealized loss on trading securities					486	578
Other than temporary impairment charge on securities available for sale					400	382
Deferred compensation					375	404
Valuation allowance on other real estate					277	592
Non accrual loan interest income					246	232
Reserve for unfunded lending commitments					228	228
Loss reimbursement on sold loans reserve					196	186
Other					1	0
Gross deferred tax assets					39,209	45,505
Valuation allowance					(1,071)	(1,054)
Gross deferred tax assets net of valuation allowance					38,138	44,451
Deferred tax liabilities [Abstract]
Capitalized mortgage loan servicing rights					4,785	4,353
Deferred loan fees					490	256
Federal Home Loan Bank stock					45	45
Other					0	162
Gross deferred tax liabilities					5,320	4,816
Deferred tax assets, net	22,433		22,433		32,818	39,635
Operating loss carryforwards [Abstract]
2031					8,301
2032					37,739
Total					46,040
Changes in unrecognized tax benefits [Roll Forward]
Balance at beginning of year			840	$ 976	976	1,091	1,672
Additions based on tax positions related to the current year					19	20	18
Reductions due to the statute of limitations					(155)	(135)	(595)
Reductions due to settlements					0	0	(4)
Balance at end of year	$ 800		$ 800		840	976	1,091
State income tax expense (benefit)					(100)	(100)	0
Unrecognized tax benefits of effective tax rate					300
Penalties and interest expense					0	0	0
Penalties and interest accrued					0	$ 0	$ 0
Minimum tax credit carryforwards with indefinite lives					$ 4,100
Open tax year					2013